Debt Financing (Details) (USD $)	Jun. 30, 2014 aircraft	Dec. 31, 2013 Predecessor	Jun. 30, 2014 Senior bonds issued August 2010	Jun. 30, 2014 AeroTurbine facility	Jun. 30, 2014 Senior Debt Obligations	Dec. 31, 2013 Senior Debt Obligations Predecessor	Jun. 30, 2014 Secured Debt	Dec. 31, 2013 Secured Debt Predecessor	Jun. 30, 2014 Secured Debt Senior bonds issued August 2010	Dec. 31, 2013 Secured Debt Senior bonds issued August 2010 Predecessor	Aug. 20, 2010 Secured Debt Senior bonds issued August 2010 Predecessor	Jun. 30, 2014 Secured Debt ECA and Ex-Im financings	Dec. 31, 2013 Secured Debt ECA and Ex-Im financings Predecessor	Jun. 30, 2014 Secured Debt Institutional term loans	Dec. 31, 2013 Secured Debt Institutional term loans Predecessor	Dec. 31, 2013 Secured Debt Bank debt Predecessor	Jun. 30, 2014 Secured Debt Temescal facility	Jun. 30, 2014 Secured Debt Camden facility	Jun. 30, 2014 Secured Debt AeroTurbine facility	Mar. 06, 2014 Secured Debt 2014 Secured Term Loan Predecessor Subsidiary borrower	Jun. 30, 2014 Unsecured Debt	Dec. 31, 2013 Unsecured Debt Predecessor	Jun. 30, 2014 Unsecured Debt Senior bonds issued May 2014 AerCap Ireland Capital Limited and AerCap Global Aviation Trust	May 31, 2014 Unsecured Debt Senior bonds issued May 2014 AerCap Ireland Capital Limited and AerCap Global Aviation Trust	Jun. 30, 2014 Unsecured Debt Senior unsecured bonds and medium-term notes	Dec. 31, 2013 Unsecured Debt Senior unsecured bonds and medium-term notes Predecessor	Jun. 30, 2014 Subordinated debt	Dec. 31, 2013 Subordinated debt Predecessor
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, gross	$ 25,743,723,000								$ 3,900,000,000	$ 3,900,000,000		$ 1,519,581,000	$ 1,746,144,000	$ 2,250,000,000	$ 750,000,000	$ 1,811,705,000	$ 1,181,488,000	$ 164,429,000	$ 349,534,000						$ 13,830,311,000	$ 12,269,522,000	$ 1,000,000,000	$ 1,000,000,000
Add: Fair value adjustment							362,312,000														1,186,308,000						(240,000)
Less: Deferred debt discount								(5,058,000)														(31,456,000)
Secured debt financing, net		8,202,791,000					9,727,344,000	8,202,791,000
Unsecured debt financing, net		12,238,066,000																			15,016,619,000	12,238,066,000
Debt financing, net	25,743,723,000	21,440,857,000			24,743,963,000	20,440,857,000																					999,760,000	1,000,000,000
Non-recourse debt																173,500,000
Debt instrument Commitment			3,900,000,000								3,900,000,000									1,500,000,000			2,600,000,000	2,600,000,000
Collateral pledged, Number of Aircraft	489
Undrawn amounts							11,900,000,000
Cash pledged as collateral	15,000,000
Outstanding balance before fair value adjustment	$ 9,400,000,000			$ 349,500,000